Intangible Assets - DAC for insurance and investment contracts (Details) - Shareholder-backed - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in deferred acquisition costs and intangible assets
At beginning of year	$ 2,815
At end of year	3,254	$ 2,815
Insurance contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	2,776
Removal of discontinued US operations		(13,863)
Additions	993	841
Amortisation	(470)	(339)
Exchange differences and other movements	(84)	(45)
At end of year	3,215	2,776
Investment contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	39
Additions	9	7
Amortisation	(5)	(4)
Exchange differences and other movements	(4)	2
At end of year	$ 39	39
Continuing and discontinued operations | Insurance contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year		16,182
Continuing and discontinued operations | Investment contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year		$ 34